N-2	Sep. 22, 2025
Cover [Abstract]
Entity Central Index Key	0002035632
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock CQS Asset Backed Securities Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Effective October 1, 2025 (the Effective Date), the disclosure under the sub-section titled “Potential Consequences of Periodic Repurchase Offers” of
the “RISK FACTORS” section of the Prospectus is amended and restated as follows:
The fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. There is no secondary market for the Shares and the fund expects that no secondary market will develop. In order to provide liquidity to Shareholders, the fund, subject to applicable law, conducts regular repurchase offers of its outstanding Shares at NAV per share. Repurchases generally will be funded from available cash or sales of portfolio securities. However, if at any time cash and other liquid assets held by the fund are not sufficient to meet the fund’s repurchase obligations, the fund may, if necessary, sell investments. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the fund’s NAV per share. The fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet such repurchase obligations. The fund does not currently intend to borrow to finance repurchases, although it may invest in dollar rolls. Moreover, a reduction in the size of the fund through repurchases may result in untimely sales of portfolio securities, may increase the fund’s portfolio turnover, and may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares are not subject to proration. A Shareholder may be subject to market and other risks, and the
NAV per share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline (as defined herein) and the date on which the NAV per share for tendered Shares is determined. In addition, to the extent the fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the fund will be a taxable event for the Shareholders of repurchased Shares, and potentially even for
Shareholders that do not participate in the repurchase offer.

Potential Consequences Of Periodic Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. There is no secondary market for the Shares and the fund expects that no secondary market will develop. In order to provide liquidity to Shareholders, the fund, subject to applicable law, conducts regular repurchase offers of its outstanding Shares at NAV per share. Repurchases generally will be funded from available cash or sales of portfolio securities. However, if at any time cash and other liquid assets held by the fund are not sufficient to meet the fund’s repurchase obligations, the fund may, if necessary, sell investments. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the fund’s NAV per share. The fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet such repurchase obligations. The fund does not currently intend to borrow to finance repurchases, although it may invest in dollar rolls. Moreover, a reduction in the size of the fund through repurchases may result in untimely sales of portfolio securities, may increase the fund’s portfolio turnover, and may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares are not subject to proration. A Shareholder may be subject to market and other risks, and the
NAV per share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline (as defined herein) and the date on which the NAV per share for tendered Shares is determined. In addition, to the extent the fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the fund will be a taxable event for the Shareholders of repurchased Shares, and potentially even for
Shareholders that do not participate in the repurchase offer.